CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares
Accounts and notes payable current	¥ 548,481	$ 79,773	¥ 291,643
Advances from customers	86,312	12,554	27,015
Amounts due to related parties	5,763	838	35,953
Accrued expenses and other liabilities current	200,930	29,225	61,424
Share-based compensation liabilities | ¥			4,738
Income tax payables	10,199	1,483	11,612
Accrued expenses and other liabilities non current	518	$ 75	460
VIEs
Accounts Receivable, Net, Current | ¥
Accounts and notes payable current | ¥	548,481		291,643
Advances from customers | ¥	86,312		27,015
Amounts due to related parties | ¥	5,763		35,953
Accrued expenses and other liabilities current | ¥	179,712		60,953
Income tax payables | ¥	10,199		11,612
Accrued expenses and other liabilities non current | ¥	518		460
Related Party
Accounts Receivable, Net, Current | ¥	0		0
Accounts and Other Receivables, Net, Current | ¥	0		0
Third Party
Accounts Receivable, Net, Current | ¥	¥ 0		¥ 0
Class B Ordinary Shares
Mezzanine equity, par value | $ / shares		$ 0.00001		$ 0.00001
Mezzanine equity, shares authorized	0	0	1,352,727,280
Mezzanine equity, shares issued	0	0	135,272,728
Mezzanine equity, shares outstanding	0	0	84,545,455
Mezzanine equity, liquidation value | ¥	¥ 0		¥ 9,306
Series A Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.00001		0.00001
Mezzanine equity, shares authorized	0	0	181,818,180
Mezzanine equity, shares issued	0	0	18,181,818
Mezzanine equity, shares outstanding	0	0	18,181,818
Mezzanine equity, liquidation value | ¥	¥ 0		¥ 183,453
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares issued			33,818,182
Common stock, shares outstanding	0	0	25,363,636
Class A Ordinary Shares | Before Share Split Event After Retroactive Adjustment [Member]
Common stock, par value per share | $ / shares				$ 0.00001
Common stock, shares authorized			3,465,454,540
Class A Ordinary Shares | Post-IPO
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	4,800,000,000	4,800,000,000
Common stock, shares issued	90,200,000	90,200,000
Common stock, shares outstanding	90,200,000	90,200,000
Class B Ordinary Shares | Post-IPO
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	117,600,000	117,600,000
Common stock, shares outstanding	117,600,000	117,600,000